Structured Entities and Derecognition of Financial Assets - Schedule of Carrying Amount and Fair Value of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	$ 85,139	$ 74,509
Associated liabilities, carrying amount	85,061	75,853
Fair value	85,041	74,685
Associated liabilities, fair value	85,122	76,080
Residential mortgage securitizations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	17,121	17,550
Fair value	17,023	17,726
Securities held by counterparties as collateral under repurchase agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	36,469	36,720
Fair value	36,469	36,720
Securities lent for cash collateral [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	1	13
Fair value	1	13
Securities lent for securities collateral [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	31,548	20,226
Fair value	$ 31,548	$ 20,226